Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Registrant Name	Dreyfus Institutional Reserves Funds
Entity Central Index Key	0001423799
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 27, 2019
Document Effective Date	Aug. 30, 2019
Prospectus Date	Aug. 30, 2019
Hamilton Shares Prospectus | Dreyfus Institutional Treasury Obligations Cash Advantage Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHLXX
Hamilton Shares Prospectus | Dreyfus Institutional Treasury Securities Cash Advantage Fund | Hamilton Shares
Prospectus:
Trading Symbol	DHMXX
Institutional Shares Prospectus | Dreyfus Institutional Treasury Obligations Cash Advantage Fund | Institutional Shares
Prospectus:
Trading Symbol	DNSXX
Institutional Shares Prospectus | Dreyfus Institutional Treasury Securities Cash Advantage Fund | Institutional Shares
Prospectus:
Trading Symbol	DUPXX
Premier Shares Prospectus | Dreyfus Institutional Treasury Obligations Cash Advantage Fund | Premier Shares
Prospectus:
Trading Symbol	DRRXX
Premier Shares Prospectus | Dreyfus Institutional Treasury Securities Cash Advantage Fund | Premier Shares
Prospectus:
Trading Symbol	DMEXX